Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments And Risk Management
Schedule of monitors the gross debt and net debt

	12.31.23			12.31.22
	Current	Non-current	Total	Total
Foreign currency loans and borrowings	(1,521,567)	(9,571,818)	(11,093,385)	(12,549,181)
Local currency loans and borrowings	(930,271)	(8,071,892)	(9,002,163)	(10,967,819)
Derivative financial instruments, net	32,282	470,011	502,293	(126,019)
Gross debt	(2,419,556)	(17,173,699)	(19,593,255)	(23,643,019)

Cash and cash equivalents	9,264,664	-	9,264,664	8,130,929
Marketable securities	447,878	319,995	767,873	824,775
Restricted cash	13,814	72,395	86,209	89,717
	9,726,356	392,390	10,118,746	9,045,421
Net debt	7,306,800	(16,781,309)	(9,474,509)	(14,597,598)

Schedule of financial position of derivative financial instruments

	Note	12.31.23	12.31.22
Assets
Designated as hedge accounting
Foreign exchange risk on operating income	23.2.1 ii)	103,558	8,726
Commodities price risk	23.2.2	5,510	108,966
Interest rate risk	23.2.3	529,830	9,517
Not designated as hedge accounting
Foreign exchange risk on statement of financial position	23.2.1 i)	154	3,939
		639,052	131,148

Current assets		109,222	120,865
Non-current assets		529,830	10,283

Liabilities
Designated as hedge accounting
Foreign exchange risk on statement of financial position	23.2.1 i)	(52,149)	(84,633)
Foreign exchange risk on operating income	23.2.1 ii)	(7,600)	(17,551)
Commodities price risk	23.2.2	(14,363)	(26,730)
Interest rate risk	23.2.3	-	(122,002)
Not designated as hedge accounting
Foreign exchange risk on statement of financial position	23.2.1 i)	(62,647)	(6,251)
		(136,759)	(257,167)

Current liabilities		(76,940)	(82,468)
Non-current liabilities		(59,819)	(174,699)

Position of derivative financial instruments - net		502,293	(126,019)

Schedule of significant commitments and contractual obligations

	12.31.23
	Book value	Contractual cash flow	2024	2025	2026	2027	2028	2029 onwards
Non derivative financial liabilities
Loans and borrowings	20,095,548	29,239,484	3,360,512	2,381,197	3,865,863	3,784,178	1,507,940	14,339,794
Principal		19,856,354	2,073,011	1,355,195	2,929,729	2,984,936	939,150	9,574,333
Interest		9,383,130	1,287,501	1,026,002	936,134	799,242	568,790	4,765,461
Trade accounts payable	12,592,428	12,758,551	12,757,347	175	1,029	-	-	-
Lease liabilities	3,721,847	4,661,489	1,009,012	784,287	622,935	554,953	398,258	1,292,044
Derivative financial liabilities
Financial instruments designated hedge accounting for protection of:
Foreign exchange risk	59,749	59,749	59,749	-	-	-	-	-
Commodities price risk	14,363	14,363	14,363	-	-	-	-	-
Financial instruments not designated as hedge accounting for protection of:
Foreign exchange risk	62,647	18,732	-	-	-	18,732	-	-

Schedule of assets and liabilities

	12.31.23	12.31.22
Cash and cash equivalents	2,970,268	3,691,668
Trade accounts receivable	4,788,635	6,013,713
Trade accounts payable	(1,195,133)	(1,484,810)
Loans and borrowings	(8,715,484)	(12,241,309)
Other assets and liabilities, net	(30,310)	35,371
Exposure of assets and liabilities in foreign currencies	(2,182,024)	(3,985,367)
Derivative financial instruments (hedge)	2,033,346	3,721,930
Exposure in result, net	(148,678)	(263,437)

Schedule of net exposure

Net Exposure (1)	12.31.23	12.31.22
Chilean Pesos (CLP)	220,116	256,121
Euros (EUR)	(25,050)	(43,445)
Angolan kwanza (AOA)	97,368	53,723
Yen (JPY)	(1,241)	(3,268)
Argentinian Peso (ARS)	(3,146)	(4,614)
Turkish Liras (TRY)	76,439	214,936
U.S. Dollars (USD)	(513,164)	(736,890)
Total	(148,678)	(263,437)
(1)	The Company is exposed to other currencies, although they have been grouped in the currencies above due to its high correlation or for not being individually significant.

Schedule of derivative instruments not designated

12.31.23
Derivative instruments not designated	Asset	Liability	Maturity	Notional		Exercise rate	Fair value (R$)
Futures	BRL	USD	1st Qtr. 2024	USD	(224,250)	4.8690	(3,289)
Futures	USD	BRL	1st Qtr. 2024	USD	224,250	4.8690	3,444
Swap	USD + 4,35% p.a.	86,52% of CDI	3rd Qtr. 2026	USD	145,000	N/A	(41,087)
Swap	USD + 4.35% p.a.	CDI - 0,51% p.a.	3rd Qtr. 2026	USD	115,000	N/A	(18,732)
Non-deliverable forward	EUR	TRY	1st Qtr. 2024	EUR	5,000	31.1500	460
Non-deliverable forward	USD	TRY	1st Qtr. 2024	USD	14,900	30.6070	(2,008)
Non-deliverable forward	USD	AOA	1st Qtr. 2024	USD	10,000	860.5000	(1,041)
Non-deliverable forward	USD	AOA	2nd Qtr. 2024	USD	2,000	893.0000	(241)
Total							(62,494)

Schedule of derivative instruments designated - Fair value hedge

12.31.23
							Fair value (R$)
Derivative instruments designated - Fair value hedge	Hedged Object	Maturity	Asset	Liability	Notional		Instrument	Object (1)

FX and interest rate swap	USD debt	1st Qtr. 2024	FX + 7,33% p.a.	100% CDI + 2.20% p.a.	30,000	USD	(17,201)	(80,378)
FX and interest rate swap	USD debt	2nd Qtr. 2024	FX + 6.32% p.a.	100% CDI + 1,61% p.a.	130,000	USD	(34,948)	80,534
					160,000		(52,149)	156
(1)	Corresponds to the accumulated amount of fair value hedge adjustments on the hedged items, included in the carrying amount of the senior unsecured notes.

Schedule of cash flow hedge to derivative instruments

12.31.23
Cash flow hedge - Derivative instruments	Hedged object	Asset	Liability	Maturity	Notional		Designation rate	Fair value (1)
Non-deliverable forward	USD Exports	BRL	USD	1st Qtr. 2024	USD	128,500	5.2959	52,159
Non-deliverable forward	USD Exports	BRL	USD	2nd Qtr. 2024	USD	65,500	5.1633	14,564
Non-deliverable forward	USD Exports	BRL	USD	3rd Qtr. 2024	USD	45,500	5.2487	11,528
Collar	USD Exports	BRL	USD	1st Qtr. 2024	USD	295,000	5.0122	15,693
Collar	USD Exports	BRL	USD	2nd Qtr. 2024	USD	40,000	5.0151	2,014
						574,500		95,958
(1)	Correspond to the not realized portion of the hedge which is registered in Other comprehensive income.

Schedule of net investment hedge to non derivative instruments

12.31.23
Net investment hedge - Non-derivative instruments	Object (Investment)	Liability	Maturity	Notional		Rate	Exchange variation (1)
Bond - BRF SA BRFSBZ 4.35	Federal Foods LLC	USD	3rd Qtr. 2050	USD (2)	44,158	3.7649	(82,409)
Bond - BRF SA BRFSBZ 4.35	BRF Kuwait Food Management Company WLL	USD	3rd Qtr. 2050	USD (2)	88,552	3.7649	(96,199)
Bond - BRF SA BRFSBZ 4.35	Al Khan Foodstuff LLC	USD	3rd Qtr. 2050	USD (2)	53,446	3.7649	(70,185)
Bond - BRF SA BRFSBZ 4.35	BRF Foods GmbH	USD	3rd Qtr. 2050	USD (3)	170,721	5.1629	33,138
Bond - BRF SA BRFSBZ 4.35	Al-Wafi Al-Takamol International for Foods Products	USD	3rd Qtr. 2050	USD (3)	23,426	5.1629	8,639
					380,303		(207,016)
(1)	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.
(2)	Designated on August 1st, 2019.
(3)	Designated on November 9, 2022.

Schedule of cash flow hedges for the variable commodities price

12.31.23
Cash flow hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise price (1)	Fair value
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	1st Qtr. 2024	4,000	ton	445.83	(390)
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	1st Qtr. 2024	8,000	ton	458.42	(357)
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2024	31,992	ton	460.11	(3,009)
Non-deliverable forward - buy	Corn purchase - floating price	Corn - CBOT	2nd Qtr. 2024	119,944	ton	198.28	(2,154)
Non-deliverable forward - buy	Corn purchase - floating price	Corn - CBOT	3rd Qtr. 2024	119,944	ton	198.57	(1,633)
Non-deliverable forward - buy	Corn purchase - floating price	Corn - CBOT	4th Qtr. 2024	119,944	ton	200.93	(1,509)
Collar - buy	Corn purchase - floating price	Corn - CBOT	2nd Qtr. 2023	82,008	ton	199.53	(1,153)
Collar - buy	Corn purchase - floating price	Corn - B3	1st Qtr. 2024	49,545	ton	1,136.19	1,106
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	2nd Qtr. 2024	6,001	ton	1,107.23	(918)
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	3rd Qtr. 2024	4,001	ton	1,094.04	(451)
Collar - buy	Corn purchase - floating price	Corn - B3	2nd Qtr. 2024	87,750	ton	1,178.85	2,207
				633,129			(8,261)
(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

Schedule of financial instruments commodities price

12.31.23
Fair value hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise price (1)	Fair value
Corn future - sell	Corn purchase - fixed price	Corn - B3	3rd Qtr. 2024	69,633	ton	1,199.42	(592)
				69,633			(592)
(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

Schedule of derivative financial instruments used to hedge the exposure to interest rates

12.31.23
							Fair value (R$)
Fair value hedge - Derivative instruments	Hedged Object	Maturity	Asset	Liability	Notional		Instrument	Object (1)

Interest rate swap	Debenture - 1st issue - 3rd series - IPCA + 5.50% p.a.	2nd Qtr. 2026	IPCA + 5.50% p.a.	CDI + 0.57% p.a.	200,000	BRL	30,943	8,710
Interest rate swap	Debenture - 1st issue - 3rd series - IPCA + 5.50% p.a.	2nd Qtr. 2026	IPCA + 5.50% p.a.	100% of CDI	200,000	BRL	25,580	10,238
Interest rate swap	Debenture - 2nd issue - 1st series - IPCA + 5.30% p.a.	3rd Qtr. 2027	IPCA + 5.30% p.a.	CDI + 2.20% p.a.	400,000	BRL	63,003	(15,575)
Interest rate swap	Debenture - 2nd issue - 2nd series - IPCA + 5.60% p.a.	3rd Qtr. 2030	IPCA + 5.60% p.a.	CDI + 2.29% p.a.	595,000	BRL	80,526	(89,632)
Interest rate swap	Debenture - 3rd issue - single series - IPCA + 4.78% p.a.	2nd Qtr. 2031	IPCA + 4.78% p.a.	CDI + 0,12% a.a.	1,000,000	BRL	177,896	54,509
Interest rate swap	Debenture - 1st issue - 1ª series - IPCA + 6.83% p.a.	3rd Qtr. 2032	IPCA + 6.83% p.a.	109,32% of CDI	990,000	BRL	151,881	130,182
					3,385,000		529,829	98,432
(1)	Corresponds to the accumulated amount of fair value hedge adjustments on the hedged items, included in the carrying amount of the debentures.

Schedule of quantitative and qualitative information

	Scenario
	Remote	Possible	Reasonably	Possible	Remote
Exchange rate - Balance	- 30%	- 15%	Possible	+ 15%	+ 30%
USD	3.5000	4.2500	5.0000	5.7500	6.5000

Monetary assets and liabilities	741,601	326,928	(87,745)	(502,418)	(917,091)
Derivative instruments - not designated	(599,427)	(264,252)	70,923	406,098	741,273
Net effect	142,174	62,676	(16,822)	(96,320)	(175,818)

EUR	3.9690	4.8195	5.6700	6.5205	7.3710

Monetary assets and liabilities	13,385	5,151	(3,082)	(11,316)	(19,550)
Derivative instruments - not designated	(6,913)	(2,661)	1,592	5,844	10,097
Net effect	6,472	2,490	(1,490)	(5,472)	(9,453)

JPY	0.0263	0.0319	0.0375	0.0431	0.0488

Monetary assets and liabilities	289	85	(119)	(323)	(526)
Net effect	289	85	(119)	(323)	(526)

TRY	0.1149	0.1395	0.1641	0.1887	0.2133

Monetary assets and liabilities	(52,450)	(26,118)	214	26,546	52,878
Derivative instruments - not designated	29,584	14,731	(121)	(14,973)	(29,825)
Net effect	(22,866)	(11,387)	93	11,573	23,053

AOA	0.0041	0.0049	0.0058	0.0067	0.0075

Monetary assets and liabilities	(45,655)	(22,124)	1,406	24,936	48,467
Derivative instruments - not designated	17,061	8,268	(525)	(9,319)	(18,112)
Net effect	(28,594)	(13,856)	881	15,617	30,355

ARS	0.0019	0.0023	0.0027	0.0031	0.0035

Monetary assets and liabilities	2,160	1,949	1,738	1,527	1,316
Net effect	2,160	1,949	1,738	1,527	1,316

CLP	0.0038	0.0047	0.0055	0.0063	0.0071

Monetary assets and liabilities	(66,315)	(33,358)	(400)	32,557	65,515
Net effect	(66,315)	(33,358)	(400)	32,557	65,515

	Scenario
	Remote	Possible	Reasonably	Possible	Remote
Exchange rate - Operating results	- 30%	- 15%	Possible	+ 15%	+ 30%
USD	3.5000	4.2500	5.0000	5.7500	6.5000

Revenue in USD	(770,577)	(339,702)	91,173	522,048	952,923
NDF	321,241	141,616	(38,009)	(217,634)	(397,259)
Collar	442,768	191,518	(12,307)	(208,500)	(459,750)
Net effect	(6,568)	(6,568)	40,857	95,914	95,914

	Scenario
	Remote	Possible	Reasonably	Possible	Remote
Exchange rate - Operating results	- 30%	- 15%	Possible	+ 15%	+ 30%
Soybean meal - CBOT	289	350	412	474	536

Cost of sales	5,440	2,720	-	(2,720)	(5,440)
Collar	(4,628)	(2,079)	-	359	1,831
NDF	(496)	(248)	-	248	496
Net effect	316	393	-	(2,113)	(3,113)

Soybean oil - CBOT	835	1,014	1,193	1,372	1,551

Cost of sales	3,579	1,789	-	(1,789)	(3,579)
NDF	(3,579)	(1,789)	-	1,789	3,579
Net effect	-	-	-	-	-

Corn - CBOT	139	169	199	228	258

Cost of sales	26,323	13,162	-	(13,162)	(26,323)
Collar	(3,755)	(1,412)	-	343	2,282
NDF	(21,476)	(10,738)	-	10,738	21,476
Net effect	1,092	1,012	-	(2,081)	(2,565)

Corn - B3	756	918	1,079	1,241	1,403

Cost of sales	21,911	10,955	-	(10,955)	(21,911)
Collar	(15,696)	(349)	-	12,520	38,068
Future	22,039	11,019	-	(11,019)	(22,039)
Net effect	28,254	21,625	-	(9,454)	(5,882)

Schedule of financial instruments by category

	12.31.23
	Amortized cost	FVTOCI (3)	Fair value through profit and loss	Total
		Equity instruments
Assets
Cash and bank	1,607,257	-	-	1,607,257
Cash equivalents	-	-	7,657,407	7,657,407
Marketable securities	291,402	12,103	464,368	767,873
Restricted cash	86,209	-	-	86,209
Trade accounts receivable	4,434,070	-	337,898	4,771,968
Notes receivables	66,261	-	-	66,261
Derivatives not designated	-	-	154	154
Derivatives designated as hedge accounting (1)	-	-	638,898	638,898

Liabilities
Trade accounts payable	(12,592,428)	-	-	(12,592,428)
Loans and borrowings (2)	(15,074,206)	-	(5,021,342)	(20,095,548)
Derivatives not designated	-	-	(62,647)	(62,647)
Derivatives designated as hedge accounting (1)	-	-	(74,112)	(74,112)
	(21,181,435)	12,103	3,940,624	(17,228,708)
(1)	All derivatives are classified at fair value through profit and loss. Those designated as hedge accounting instruments have their gains and losses also affecting Equity and Inventories.
(2)	The part of the loans and borrowings that is object in a fair value hedge is classified as Fair value through profit and loss. The rest of the loans and borrowings balance is classified as amortized cost and those designated as cash flow or net investment hedge accounting instruments have their gains and losses also affecting Equity.
(3)	FVTOCI: Fair Value Through Other Comprehensive Income.

	12.31.22
	Amortized cost	FVTOCI (3)	Fair value through profit and loss	Total
		Equity instruments
Assets
Cash and bank	1,865,077	-	-	1,865,077
Cash equivalents	-	-	6,265,852	6,265,852
Marketable securities	379,145	11,752	433,878	824,775
Restricted cash	89,717	-	-	89,717
Trade accounts receivable	3,918,570	-	274,493	4,193,063
Other receivables	38,443	-	-	38,443
Derivatives not designated	-	-	3,939	3,939
Derivatives designated as hedge accounting	-	-	127,209	127,209

Liabilities
Trade accounts payable	(14,136,224)	-	-	(14,136,224)
Loans and borrowings	(16,055,704)	-	(7,461,296)	(23,517,000)
Derivatives not designated	-	-	(6,251)	(6,251)
Derivatives designated as hedge accounting	-	-	(250,916)	(250,916)
	(23,900,976)	11,752	(613,092)	(24,502,316)

Schedule of classification of financial instruments accounted at fair value

	12.31.23			12.31.22
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial Assets
Fair value through other comprehensive income
Stocks	12,103	-	12,103	11,752	-	11,752
Fair value through profit and loss
Savings account and overnight	17,570	-	17,570	12,720	-	12,720
Term deposits	2,758,300	-	2,758,300	2,495,438	-	2,495,438
Bank deposit certificates	-	4,876,861	4,876,861	-	3,754,202	3,754,202
Financial treasury bills	412,107	-	412,107	364,543	-	364,543
Investment funds	21,186	-	21,186	19,018	-	19,018
Trade accounts receivable	-	337,898	337,898	-	274,493	274,493
Derivatives	-	639,052	639,052	-	131,148	131,148
Other titles	35,751	-	35,751	53,809	-	53,809
Financial Liabilities
Fair value through profit and loss
Derivatives	-	(136,759)	(136,759)	-	(257,167)	(257,167)
Loans and borrowings	-	(5,021,342)	(5,021,342)	-	(7,461,296)	(7,461,296)
	3,257,017	695,710	3,952,727	2,957,280	(3,558,620)	(601,340)

Schedule of financial instruments of book value

			12.31.23		12.31.22
	Currency	Maturity	Book value	Fair value	Book value	Fair value
BRF S.A.
BRF SA BRFSBZ 4 3/4	USD	2024	-	-	(1,525,727)	(1,513,221)
BRF SA BRFSBZ 3.95	USD	2023	-	-	(1,185,479)	(1,209,990)
BRF SA BRFSBZ 4 7/8	USD	2030	(2,896,104)	(2,506,390)	(3,119,390)	(2,602,599)
BRF SA BRFSBZ 5 3/4	USD	2050	(3,209,653)	(2,398,081)	(3,463,081)	(2,503,033)
Debenture - 1st issue	BRL	2026	(830,144)	(853,640)	(768,428)	(756,718)
Debenture - 2nd issue	BRL	2027 - 2030	(2,681,294)	(3,048,882)	(2,355,427)	(2,366,883)
Debenture - 3rd issue	BRL	2031	(1,214,044)	(1,214,044)	(1,013,639)	(877,103)
Debenture - 4rd issue	BRL	2027 - 2032	(1,908,952)	(2,032,361)	(1,802,652)	(1,717,004)
BRF GmbH
BRF SA BRFSBZ 4.35	USD	2026	(1,453,805)	(1,360,530)	(2,608,613)	(2,367,075)
			(14,193,996)	(13,413,928)	(17,842,436)	(15,913,626)